Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities [Abstract]
Advances on sales contracts and service billings	$ 3,952	$ 4,241
Income taxes payable	2,498	305
Accrued salaries, wages and employee benefits	1,543	1,795
Service and warranty accruals	546	504
Litigation and contract matters	482	496
Interest payable	391	503
Accrued restructuring costs	334	253
Accrued property, sales and use taxes	292	280
Canadian government settlement - current portion	241	0
Accrued workers compensation	212	215
Other	4,147	3,935
Accrued liabilities	$ 14,638	$ 12,527